INCOME TAXES - Reconciliation (Details)	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Income Tax Disclosure [Line Items]
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
Provision to return true ups	3.19%	29.33%	0.93%	(0.63%)
State and local income taxes, net of Federal benefit	(0.56%)	0.65%	4.92%	4.04%
Foreign income taxes	0.03%	(0.04%)	(0.18%)	(0.01%)
Merger related expenses	(10.38%)	(0.14%)	5.73%	0.00%
Nondeductible expenses and other	(0.31%)	(1.69%)	0.63%	0.35%
Effective Income Tax Rate, Continuing Operations	26.97%	63.11%	47.03%	38.75%